Expense Example - Delaware Tax-Free Pennsylvania Fund	Class A Expense Example, with Redemption, 1 Year	Class A Expense Example, with Redemption, 3 Years	Class A Expense Example, with Redemption, 5 Years	Class A Expense Example, with Redemption, 10 Years	Class C Expense Example, with Redemption, 1 Year	Class C Expense Example, with Redemption, 3 Years	Class C Expense Example, with Redemption, 5 Years	Class C Expense Example, with Redemption, 10 Years	Institutional Class Expense Example, with Redemption, 1 Year	Institutional Class Expense Example, with Redemption, 3 Years	Institutional Class Expense Example, with Redemption, 5 Years	Institutional Class Expense Example, with Redemption, 10 Years
USD ($)	531	722	928	1,522	262	521	904	1,980	60	208	370	838